SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2016	December 31, 2015
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2016	December 31, 2015
93,504,575 common shares of $1.00 par value each (December 31, 2015: 93,468,000 shares)	93,505	93,468

The Company’s common shares are listed on the New York Stock Exchange.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital. In the six months ended June 30, 2016, additional paid-in capital was credited with $139,000 relating to the fair value of options granted in March 2016. During the six months ended June 30, 2016, the Company issued a total of 36,575 shares following the exercise of options that had been granted in 2011. The total premium on the shares issued was $0.2 million.